Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Assets and Liabilities Classified as Held for Sale

	€ million	€ million	€ million	€ million
	2021	2021	2021	2020
	ekaterra	Others(a)	Total	Total
Property, plant and equipment held for sale(b)	—	2	2	17

Non-current assets
Goodwill and intangibles	899	2	901	1
Property, plant and equipment	425	22	447	4
Deferred tax assets	329	—	329	—
Other non-current assets	25	—	25	—
	1,678	24	1,702	5
Current assets
Inventories	258	—	258	6
Trade and other receivables	336	—	336	—
Current tax assets	11	—	11	—
Cash and cash equivalents	90	—	90	—
Other current assets	2	—	2	—
	697	—	697	6
Assets held for sale	2,375	26	2,401	28

Current liabilities
Trade payables and other current liabilities	652	—	652	1
Current tax liabilities	9	—	9	—
Financial liabilities due within one year	49	—	49	—
Provisions	8	—	8	—
	718	—	718	1
Non-current liabilities
Pension and post-retirement healthcare liabilities	12	—	12	—
Financial liabilities due after one year	31	—	31	—
Other non-current liabilities	2	—	2	—
Deferred tax liabilities	57	—	57	—
	102	—	102	—
Liabilities held for sale	820	—	820	1
(a)Includes assets related to the disposal of the Calve and Baltimore brands in Russia.
(b)Includes manufacturing assets held for sale.